UMB Retirement Master Trust - Schedule of Net Investment Income from Master Trust (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Dividend and interest income	$ 36,573,348
Net appreciation in the fair value of investments	76,187,554
Total Master Trust net investment income	$ 112,760,902	$ 107,781,365
Master Trust
EBP, Master Trust [Line Items]
Dividend and interest income		27,854,007
Net appreciation in the fair value of investments		100,441,291
Total Master Trust net investment income		$ 128,295,298